Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Jul. 09, 2021	Jun. 30, 2021
Loss Contingencies [Line Items]
Lease termination cost		$ 1.8
Operating leases rent expense net		$ 11.1	$ 8.9
San Antonio [Member]
Loss Contingencies [Line Items]
Lessor operating lease, expiration year		2023 years
Former Santa Monica Headquarters [Member]
Loss Contingencies [Line Items]
Lessor operating lease, expiration year		2022 years
TaskUs Holdings, Inc [Member]
Loss Contingencies [Line Items]
Contingent Consideration Liability				$ 3.6
Bidco [Member] | TaskUs Holdings, Inc [Member]
Loss Contingencies [Line Items]
Percentage of Voting Interests Acquired	100.00%
Transaction price	$ 429.4
Tax benefits receivable amount		$ 3.6
Bidco [Member] | TaskUs Holdings, Inc [Member] | Accounts Payable and Accrued Liabilities [Member]
Loss Contingencies [Line Items]
Contingent Consideration Liability		$ 3.6			$ 3.6